Accounts receivable	12 Months Ended
Dec. 31, 2018
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Accounts receivable

D.10. Accounts receivable

Accounts receivable break down as follows:

(€ million)	December 31, 2018		December 31, 2017	December 31, 2016
Gross value	7,430		7,405	7,506
Allowances	(170	)(a)	(189)	(195)

Carrying amount	7,260		7,216	7,311

(a)

With effect from January 1, 2018, impairment allowances cover expected losses as required by IFRS 9, rather than (as previously) incurred losses. The impact of this new impairment methodology as of January 1, 2018 is to increase the total impairment allowance by €17 million.

The impact of allowances against accounts receivable in 2018 was a net expense of €15 million (versus €27 million in 2017 and €32 million in 2016).

The gross value of overdue receivables was €547 million as of December 31, 2018, versus €644 million as of December 31, 2017 and €597 million as of December 31, 2016.

	Overdue accounts	Overdue by	Overdue by	Overdue by	Overdue by	Overdue by
(€ million)	gross value	<1 month	1 to 3 months	3 to 6 months	6 to 12 months	> 12 months
December 31, 2018	547	257	172	36	21	61
December 31, 2017	644	247	143	113	48	93
December 31, 2016	597	133	103	121	42	198

Amounts overdue by more than one month relate mainly to public-sector customers.

Some Sanofi subsidiaries have assigned receivables to factoring companies or banks without recourse. The amount of receivables derecognized was €385 million as of December 31, 2018 (€437 million as of December 31, 2017 and €428 million as of December 31, 2016). The amounts derecognized in 2018 related mainly to the United States (€198 million), Japan (€96 million) and Europe (€92 million). The residual guarantees relating to such transfers were immaterial as of December 31, 2018.